Effective October 31, 2015, the sub-section entitled "Portfolio Manager(s)" under the main heading "Summary of Key Information" is restated in its entirety as follows:

Portfolio Manager(s)

Portfolio Manager	Since	Title
James J. Calmas	2005	Investment Officer of MFS
William J. Adams	2011	Chief Investment Officer- Global Fixed Income of MFS
Ward Brown	2013	Investment Officer of MFS
David P. Cole	2011	Investment Officer of MFS
Joshua P. Marston	October 2015	Investment Officer of MFS
Robert D. Persons	2005	Investment Officer of MFS
Matthew W. Ryan	2005	Investment Officer of MFS

Effective October 31, 2015, the sub-section entitled "Portfolio Manager(s)" under the main heading "Management of the Fund" is restated in its entirety as follows:

Portfolio Manager(s)
Information regarding the portfolio manager(s) of the fund is set forth below. Further information regarding the portfolio manager(s), including other accounts managed, compensation, ownership of fund shares, and possible conflicts of interest, is available in the fund’s SAI.

Portfolio Manager	Primary Role	Five Year History
James J. Calmas	Lead and Investment Grade Debt Instruments Portfolio Manager	Employed in the investment area of MFS since 1988
William J. Adams	Lower Quality Debt Instruments Portfolio Manager	Employed in the investment area of MFS since 2009; Credit Analyst at MFS from 1997 to 2005
Ward Brown	Emerging Markets Debt Instruments Portfolio Manager	Employed in the investment area of MFS since 2005
David P. Cole	Lower Quality Debt Instruments Portfolio Manager	Employed in the investment area of MFS since 2004
Joshua P. Marston	Structured Securities Portfolio Manager	Employed in the investment area of MFS since 1999
Robert D. Persons	Investment Grade Debt Instruments Portfolio Manager	Employed in the investment area of MFS since 2000
Matthew W. Ryan	Emerging Markets Debt Instruments Portfolio Manager	Employed in the investment area of MFS since 1997

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